                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2002
                                                 --------------

Check here if Amendment     [   ];  Amendment Number: ____
       This Amendment  (Check only one.):      [   ]  is a restatement.
                                               [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Menno Insurance Service d/b/a MMA Capital Management
                      -------------------------------------------------------
Address:              1110 North Main Street
                      -------------------------------------------------------
                      Goshen
                      -------------------------------------------------------
                      Indiana  46528
                      -------------------------------------------------------

13F File Number:      28-6988
                      ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Howard L. Brenneman
                      -------------------------------------------------------
Title:                President
                      -------------------------------------------------------
Phone:                219/533-9511
                      -------------------------------------------------------

Signature, Place, and Date of Signing:

     /s/  Howard L. Brenneman             Goshen, IN          May 10, 2002
    --------------------------          --------------       --------------
          [Signature]                    [City, State]            Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  -0-
                                               --------------------

Form 13F Information Table Entry Total:        $    227,823,621.00
                                               --------------------

Form 13F Information Table Value Total:        $    236,077,945.00
                                               --------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

            No.                13F File Number          Name

                               28 -
            --------------          ------------        -------------------
            [Repeat as necessary.]

MENNO INSURANCE SERVICE

                                   TITLE                              FAIR                  INVESTMENT
ISSUER                             OF CLASS        CUSIP           MARKET VALUE     SHARES  DISCRETION     VOTING    AUTHORITY
-------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp                  Common         00163T109          3,169,788        115,265  Sole         Sole      115265

AOL Time Warner Inc                Common         00184A105          2,746,238        116,120  Sole         Sole      116120

AT&T Corp                          Common         001957109            284,311         18,109  Sole         Sole      18109

AT&T Wireless Services Inc         Common         00209A106          1,079,988        120,669  Sole         Sole      120669

Air Products & Chemicals Inc       Common         009158106          3,667,202         71,001  Sole         Sole      71001

Albertson's Inc                    Common         013104104          5,494,678        165,802  Sole         Sole      165802

Allstate Corp                      Common         020002101          4,728,124        125,182  Sole         Sole      125182

Altera Corporation                 Common         021441100          1,147,082         52,450  Sole         Sole      52450

American Express                   Common         025816109            279,716          6,829  Sole         Sole      6829

American International Group       Common         026874107          4,279,633         59,324  Sole         Sole      59324

Anadarko Petroleum Corp            Common         032511107          2,147,937         38,057  Sole         Sole      38057

Applied Materials                  Common         038222105          1,283,486         23,650  Sole         Sole      23650

BP PLC                             Common         055622104          6,012,354        113,227  Sole         Sole      113227

Bank of America Corp               Common         060505104          3,692,466         54,285  Sole         Sole      54285

Bank One Corp                      Common         06423A103          3,791,034         90,738  Sole         Sole      90738

Bellsouth Corp                     Common         079860102            362,371          9,831  Sole         Sole      9831

Biomet Inc                         Common         090613100          3,274,274        121,001  Sole         Sole      121000.5

Bristol-Myers Squibb Co            Common         110122108          1,083,108         26,750  Sole         Sole      26750

Broadwing Inc                      Common         111620100          1,744,005        249,500  Sole         Sole      249500

Cardinal Health Inc                Common         14149Y108          6,107,174         86,150  Sole         Sole      86150

Chubb Corp                         Common         171232101          4,703,327         64,341  Sole         Sole      64341

Cisco Systems Inc                  Common         17275R102          2,417,181        142,775  Sole         Sole      142775

Citigroup Inc                      Common         172967101          6,954,044        140,429  Sole         Sole      140429

Darden Restaurants Inc             Common         237194105            595,780         14,678  Sole         Sole      14678

Dell Computer Corp                 Common         247025109          1,765,689         67,625  Sole         Sole      67625

Dollar General Corp                Common         256669102          2,644,360        162,430  Sole         Sole      162430

Dura Automotive Systems            Preferred      26632M201            525,000         25,000  Sole         Sole      25000

Ensco International                Common         26874Q100          2,166,071         71,867  Sole         Sole      71867
-------------------------------------------------------------------------------------------------------------------------------

Wednesay May 8, 2002                                                Page 1 of 3

                                   TITLE                              FAIR                  INVESTMENT
ISSUER                             OF CLASS        CUSIP           MARKET VALUE     SHARES  DISCRETION     VOTING    AUTHORITY
-------------------------------------------------------------------------------------------------------------------------------
El Paso Corp                       Common         28336L109          2,363,442         53,678  Sole         Sole      53678

Emerson Electric Co                Common         291011104          5,120,336         89,220  Sole         Sole      89220

Federal Home Loan Mortgage         Common         313400301            265,394          4,188  Sole         Sole      4188

Federal National Mortgage Assn     Common         313586109          6,851,707         85,775  Sole         Sole      85775

Fifth Third Bancorp                Common         316773100          4,284,980         63,500  Sole         Sole      63500

Gannett Co                         Common         364730101          2,342,891         30,787  Sole         Sole      30787

Gillette Company                   Common         375766102          2,469,126         72,600  Sole         Sole      72600

Goldman Sachs Group                Common         38141G104            217,051          2,405  Sole         Sole      2405

Hewlett Packard Co                 Common         428236103            182,306         10,162  Sole         Sole      10162

Intel Corp                         Common         458140100          4,425,415        145,525  Sole         Sole      145525

JP Morgan Chase & Co               Common         46625H100            368,158         10,327  Sole         Sole      10327

Jabil Circuit Inc                  Common         466313103          1,252,737         53,240  Sole         Sole      53240

Johnson & Johnson                  Common         478160104          7,685,014        118,322  Sole         Sole      118322

Kimberly-Clark Corp                Common         494368103          3,900,011         60,325  Sole         Sole      60325

Lowe's Companies                   Common         548661107          4,254,409         97,825  Sole         Sole      97825

Lucent Technologies Inc            Common         549463107             80,003         16,914  Sole         Sole      16914

Masco Corp                         Common         574599106          4,345,280        158,298  Sole         Sole      158298

Medtronic, Inc                     Common         585055106          5,679,506        125,625  Sole         Sole      125625

Merck & Co Inc                     Common         589331107          2,617,011         45,450  Sole         Sole      45450

Merrill Lynch Co                   Common         590188108            244,115          4,408  Sole         Sole      4408

Microsoft Corp                     Common         594918104          6,021,954         99,850  Sole         Sole      99850

Morgan Stanley                     Common         617446448            323,114          5,638  Sole         Sole      5638

Newell Rubbermaid, Inc             Common         651229106          3,566,161        111,582  Sole         Sole      111582

Norfolk Southern Corp              Common         655844108          2,485,211        103,810  Sole         Sole      103810

Nortel Networks Corp               Common         656568102             71,198         15,857  Sole         Sole      15857

Oracle Corp                        Common         68389X105          2,402,880        187,725  Sole         Sole      187725

Pepsico Inc                        Common         713448108          7,713,412        149,775  Sole         Sole      149775

Pfizer Inc                         Common         717081103          7,180,263        180,681  Sole         Sole      180681

Pitney Bowes Inc                   Common         724479100          5,348,930        124,975  Sole         Sole      124975

Procter & Gamble Co                Common         742718109          5,720,715         63,500  Sole         Sole      63500
-------------------------------------------------------------------------------------------------------------------------------

Wednesay May 8, 2002                                                Page 2 of 3

                                   TITLE                              FAIR                  INVESTMENT
ISSUER                             OF CLASS        CUSIP           MARKET VALUE     SHARES  DISCRETION     VOTING    AUTHORITY
-------------------------------------------------------------------------------------------------------------------------------
Protective Life                    Common         743674103          1,936,278         62,100  Sole         Sole      62100

SBC Communications Inc             Common         78387G103          3,996,533        106,745  Sole         Sole      106745

Sara Lee Corp                      Common         803111103          2,414,388        116,300  Sole         Sole      116300

Schlumberger Ltd                   Common         806857108          1,080,288         18,366  Sole         Sole      18366

Scientific-Atlanta Inc             Common         808655104          1,286,347         55,686  Sole         Sole      55686

Sonoco Products                    Common         835495102          3,737,954        130,652  Sole         Sole      130652

Sun Microsystems Inc               Common         866810104          1,400,836        158,825  Sole         Sole      158825

Target Corp                        Common         87612E106          6,276,978        145,570  Sole         Sole      145570

Tellabs, Inc                       Common         879664100          1,143,314        109,199  Sole         Sole      109199

Texas Instruments Inc              Common         882508104          2,359,600         71,287  Sole         Sole      71287

Thomas & Betts Corp                Common         884315102          2,392,667        113,075  Sole         Sole      113075

U.S. Bancorp                       Common         902973304            218,139          9,665  Sole         Sole      9665

Verizon Communications Inc         Common         92343V104          2,145,171         46,533  Sole         Sole      46533

Wabash National Corp               Common         929566107          2,009,452        202,975  Sole         Sole      202975

Wachovia Corp                      Common         929903102            258,262          6,965  Sole         Sole      6965

Wal Mart Stores                    Common         931142103          1,103,400         18,000  Sole         Sole      18000

Wells Fargo Company                Common         949746101          6,398,436        129,523  Sole         Sole      129523

Williams Companies Inc             Common         969457100          5,650,301        239,826  Sole         Sole      239826

WorldCom Inc - WorldCom Group      Common         98157D106            873,915        129,661  Sole         Sole      129661

Transocean Sedco Forex Inc         Common         G90078109          3,212,211         96,666  Sole         Sole      96666

Aggregate Total                                                    236,077,945      6,889,572
-------------------------------------------------------------------------------------------------------------------------------

Wednesay May 8, 2002                                                Page 3 of 3

FMV OF ALL LISTED SECURITIES





SUM OF FAIR MARKET VALUE
------------------------
          227,823,621.03





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Wednesay May 8, 2002                                                Page 1 of 1